UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-23738

Capital Group Fixed Income ETF Trust

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Michael R. Tom

Capital Group Fixed Income ETF Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Proxy Voting Record

Fund Name : Capital Group Core Plus Income ETF

Fund Name : Capital Group Municipal Income ETF

Fund Name : Capital Group U.S. Multi-Sector Income ETF

Fund Name : Capital Group Short Duration Income ETF

Reporting Period: July 01, 2022 - June 30, 2023

The Funds did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP FIXED INCOME ETF TRUST

(Registrant)

By /s/ Walter R. Burkley
Walter R. Burkley, Principal Executive Officer

Date: August 28, 2023